AXP(R)
                                                                     Global
                                                                Growth Fund

                                                     2002 SEMIANNUAL REPORT

(icon of) compass

American
   Express(R)
Funds

AXP Global Growth Fund
seeks to provide shareholders
with long-term capital growth.



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It's a Big World After All
No one needs to be told that the world is changing rapidly. For example, some years ago U.S. stocks accounted for about two-thirds of the total value of stocks worldwide. Today, that figure is down to about one-third, as many foreign stock markets have enjoyed explosive growth. AXP Global Growth Fund seeks to take advantage of that trend by investing in companies throughout the world, not just the United States. For the most part, these are foreign companies involved in essential businesses such as infrastructure creation, finance and environmental clean-up. As they prosper, AXP Global Growth Fund offers investors the potential to prosper along with them.

CONTENTS
From the Chairman                                   3
Portfolio Managers' Q & A                           3
Fund Facts                                          6
The 10 Largest Holdings                             7
Financial Statements (Fund)                         8
Notes to Financial Statements (Fund)               11
Financial Statements (Portfolio)                   17
Notes to Financial Statements (Portfolio)          19
Investments in Securities                          23

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2   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

Although we see reason for optimism as the U.S. economy slowly improves, various factors continue to create uncertainty in the financial markets. Warnings about terrorist activities, doubts about the reliability of companies' financial information and growing unrest around the world have contributed to a volatile environment in 2002. While this short-term volatility is unsettling, we encourage you to keep a long-term perspective when it comes to your investments. At times like these, it is important for you to assess your own financial needs, set short- and long-term goals and develop a plan to obtain these goals. Your personal financial advisor can be an important asset in helping you meet your goals.

American Express Financial Corporation has set its own goals to assist you in meeting yours. It has taken steps toward improving the competitive ranking and investment performance of the American Express Funds and expanding the range of investment options. The members of the Board, the majority of whom are independent from American Express Financial Corporation, oversee these efforts and believe the steps that have been taken show promise for meeting the goals.

This Fund will join the other American Express Funds in holding shareholder meetings in November. We believe it is important for your voice as a Fund shareholder to be heard. When you receive your proxy statement, please take the time to consider the proposals and vote. The Board's recommendation on each proposal will be outlined in the proxy statement.

On behalf of the Board,

Arne H. Carlson

(picture of) Richard A. Leadem
Richard A. Leadem
Portfolio manager

Portfolio Managers' Q & A
Q: How did AXP Global Growth Fund perform for the six-month period ended April 30, 2002?
A: The investment environment began to turn more positive during the period, helping AXP Global Growth Fund generate a return of 2.56% (Class A shares not including sales charges). By comparison, the Morgan Stanley Capital International All Country World Free Index and the Lipper Global Funds Index returned 4.69% and 5.40%, respectively, for the same period.

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3   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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Q: What factors affected the Fund's performance during the period?
A: The six-month period can really be viewed as two distinct segments, with the first two months moving in a significantly positive direction, while the last four were more of a mixed bag. November and December saw world markets continuing a rebound that began soon after the events of September 11, 2001 occurred. Investors were increasingly optimistic about the likelihood of an economic recovery following the significant slowdown that occurred in the U.S. and elsewhere earlier in the year. Large-cap growth stocks and technology issues performed particularly well during the last two months of 2001. The final four months of the period saw investors become less certain about the direction of the economy and more concerned about the sustainability of an economic recovery. The expectation that interest rates would move higher also put a damper on investor enthusiasm. In general, foreign markets held up better than U.S. stocks during the first four months of 2002. Emerging market stocks proved to be a particularly impressive asset class throughout the period. The Fund benefited from its holdings in European, Japanese and emerging market stocks in the opening months of 2002. However, from a sector perspective, an overweight position in healthcare stocks hurt the Fund's performance.

Q: What significant changes did you make to the Fund's portfolio?
A: Given the robust recovery enjoyed by U.S. stocks at the end of 2001, we locked in gains, particularly among some of the Fund's technology holdings. We put increasing emphasis on European stocks, as we saw this region offering more attractive stock valuations. Additionally, we anticipated better performance from the euro, Europe's common currency, which would benefit the Fund's returns. We also increased our position in Japan in anticipation of improved export activity that should benefit selected stocks, though we remain concerned about the country's economic health as a whole. We maintained a position in emerging market stocks. From a sector perspective, besides reducing the portfolio's technology position, we placed a heavier-than-average weighting on stocks in the financial sector given our expectation that interest rates will remain under control. By contrast, we reduced the Fund's position in stocks of consumer firms, most notably in the retail industry, as we expect consumers to be a background player in the current economic recovery.

Q: What is your outlook for the coming months?
A: We are convinced that a global economic recovery is underway. However, our expectations for just how far that recovery will come are rather modest. We believe growth will be improved from the levels experienced in 2001, but not dramatically. Nevertheless, the rate of economic recovery will be sufficient to jump start corporate profits, an important element in prospects for better stock performance in the months ahead. While the markets are likely to experience some volatility given the uncertain nature of the economic recovery and other factors such as Middle East tensions, we are generally optimistic about prospects for global stocks as the year progresses.

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4   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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Q: How are you positioning the Fund in light of your outlook?
A: With our expectation of a modest economic recovery, we are building a portfolio of global stocks that we feel will benefit from that type of environment. We look for consumer spending to be a solid contributor, but not the biggest driver of economic performance. The rate of growth will be driven more by business investment and government spending. In light of that, we have been selectively increasing our exposure to industrial and basic materials stocks that should benefit from the economic upturn. If we see more confirmation of positive economic news, we may look to expand that position in the months to come. Beyond that, our regional positioning anticipates superior performance from Europe and emerging market nations with Japan also likely to be a positive contributor. These areas look to offer the most attractive prospects in the near term, although U.S. stocks continue to play an important role in the Fund's portfolio as well.

Richard A. Leadem

Mark Burgess

Note to shareholders: In February 2002, Mark Burgess joined Richard Leadem as a portfolio manager for AXP Global Growth Fund.

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5   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                        $4.81
Oct. 31, 2001                                                         $4.69
Increase                                                              $0.12

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                           $  --
From long-term capital gains                                          $  --
Total distributions                                                   $  --
Total return*                                                        +2.56%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                        $4.63
Oct. 31, 2001                                                         $4.53
Increase                                                              $0.10

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                           $  --
From long-term capital gains                                          $  --
Total distributions                                                   $  --
Total return*                                                        +2.21%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                        $4.62
Oct. 31, 2001                                                         $4.52
Increase                                                              $0.10

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                           $  --
From long-term capital gains                                          $  --
Total distributions                                                   $  --
Total return*                                                        +2.21%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
April 30, 2002                                                        $4.83
Oct. 31, 2001                                                         $4.70
Increase                                                              $0.13

Distributions -- Nov. 1, 2001 - April 30, 2002
From income                                                           $  --
From long-term capital gains                                          $  --
Total distributions                                                   $  --
Total return*                                                        +2.77%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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6   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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The 10 Largest Holdings

                                             Percent                Value
                                        (of net assets)   (as of April 30, 2002)

S&P Depositary Receipts (United States)         4.1%             $36,433,800
Pfizer (United States)                          3.4               30,569,986
Bank of America (United States)                 3.0               27,107,521
Abbott Laboratories (United States)             2.8               25,119,120
GlaxoSmithKline (United Kingdom)                2.7               24,241,263
Pharmacia (United States)                       2.6               23,360,918
Novartis (Switzerland)                          2.5               22,769,353
HSBC Holdings (United Kingdom)                  2.4               21,529,632
Nestle (Switzerland)                            2.4               21,133,439
Texas Instruments (United States)               2.2               20,079,757

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 28.1% of net assets

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7   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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
Financial Statements

Statement of assets and liabilities

AXP Global Growth Fund

April 30, 2002 (Unaudited)
Assets
Investment in Portfolio (Note 1)                                                                     $  897,545,773
Capital shares receivable                                                                                     3,612
                                                                                                              -----
Total assets                                                                                            897,549,385
                                                                                                        -----------

Liabilities
Capital shares payable                                                                                        4,703
Accrued distribution fee                                                                                     11,743
Accrued service fee                                                                                              28
Accrued transfer agency fee                                                                                   3,984
Accrued administrative services fee                                                                           1,317
Other accrued expenses                                                                                      104,901
                                                                                                            -------
Total liabilities                                                                                           126,676
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $  897,422,709
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,888,405
Additional paid-in capital                                                                            1,468,328,280
Net operating loss                                                                                      (1,252,135)
Accumulated net realized gain (loss) (Note 5)                                                         (538,428,497)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                  (33,113,344)
                                                                                                       -----------
Total -- representing net assets applicable to outstanding capital stock                             $  897,422,709
                                                                                                     ==============
Net assets applicable to outstanding shares:              Class A                                    $  613,835,710
                                                          Class B                                    $  272,179,945
                                                          Class C                                    $    1,272,171
                                                          Class Y                                    $   10,134,883
Net asset value per share of outstanding capital stock:   Class A shares          127,680,797        $         4.81
                                                          Class B shares           58,784,328        $         4.63
                                                          Class C shares              275,588        $         4.62
                                                          Class Y shares            2,099,797        $         4.83
                                                                                    ---------        --------------

See accompanying notes to financial statements.

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8   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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


Statement of operations

AXP Global Growth Fund

Six months ended April 30, 2002 (Unaudited)
Investment income Income:
Dividends                                                                                             $   6,628,285
Interest                                                                                                    588,238
   Less foreign taxes withheld                                                                            (576,082)
                                                                                                          --------
Total income                                                                                              6,640,441
                                                                                                          ---------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         3,547,729
Distribution fee
   Class A                                                                                                  862,688
   Class B                                                                                                1,516,838
   Class C                                                                                                    6,332
Transfer agency fee                                                                                       1,313,232
Incremental transfer agency fee
   Class A                                                                                                   99,559
   Class B                                                                                                   77,050
   Class C                                                                                                      476
Service fee -- Class Y                                                                                        5,596
Administrative services fees and expenses                                                                   264,590
Compensation of board members                                                                                 5,683
Printing and postage                                                                                        144,805
Registration fees                                                                                            37,248
Audit fees                                                                                                    4,125
Other                                                                                                         7,993
                                                                                                              -----
Total expenses                                                                                            7,893,944
   Earnings credits on cash balances (Note 2)                                                               (1,368)
                                                                                                            ------
Total net expenses                                                                                        7,892,576
                                                                                                          ---------
Investment income (loss) -- net                                                                         (1,252,135)
                                                                                                        ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                               (22,679,387)
   Foreign currency transactions                                                                          (647,085)
                                                                                                          --------
Net realized gain (loss) on investments                                                                (23,326,472)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    55,448,821
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                    32,122,349
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                       $  30,870,214
                                                                                                      =============

See accompanying notes to financial statements.

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9   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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


Statements of changes in net assets

AXP Global Growth Fund

                                                                                   April 30, 2002     Oct. 31, 2001
                                                                                 Six months ended        Year ended
                                                                                      (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                    $   (1,252,135)   $    2,280,836
Net realized gain (loss) on investments                                               (23,326,472)     (496,953,811)
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                 55,448,821      (141,573,324)
                                                                                       ----------      ------------
Net increase (decrease) in net assets resulting from operations                        30,870,214      (636,246,299)
                                                                                       ----------      ------------
Distributions to shareholders from:
    Net investment income
      Class A                                                                                  --        (3,107,488)
      Class B                                                                                  --                --
      Class C                                                                                  --            (2,451)
      Class Y                                                                                  --           (68,366)
    Net realized gain
      Class A                                                                                  --      (199,861,498)
      Class B                                                                                  --       (88,918,617)
      Class C                                                                                  --          (161,091)
      Class Y                                                                                  --        (3,034,269)
                                                                                          -------        ----------
Total distributions                                                                            --      (295,153,780)
                                                                                          -------      ------------

Capital share transactions (Note 3)
Proceeds from sales
    Class A shares (Note 2)                                                            84,349,488       257,787,997
    Class B shares                                                                     10,165,822        52,373,694
    Class C shares                                                                        289,311         1,221,989
    Class Y shares                                                                      1,490,733         5,018,210
Reinvestment of distributions at net asset value
    Class A shares                                                                             --       198,816,392
    Class B shares                                                                             --        87,962,420
    Class C shares                                                                             --           163,542
    Class Y shares                                                                             --         3,102,635
Payments for redemptions
    Class A shares                                                                   (206,355,950)     (459,905,870)
    Class B shares (Note 2)                                                           (55,048,099)     (124,624,161)
    Class C shares (Note 2)                                                              (218,844)         (394,185)
    Class Y shares                                                                     (3,602,925)       (6,265,179)
                                                                                       ----------        ----------
Increase (decrease) in net assets from capital share transactions                    (168,930,464)       15,257,484
                                                                                     ------------        ----------
Total increase (decrease) in net assets                                              (138,060,250)     (916,142,595)
Net assets at beginning of period                                                   1,035,482,959     1,951,625,554
                                                                                    -------------     -------------
Net assets at end of period                                                        $  897,422,709    $1,035,482,959
                                                                                   ==============    ==============

See accompanying notes to financial statements.

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10   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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Notes to Financial Statements

AXP Global Growth Fund

(Unaudited as to April 30, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Global Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Global Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in World Growth Portfolio
The Fund invests all of its assets in World Growth Portfolio (the Portfolio), a series of World Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with long-term capital growth by investing primarily in equity securities of companies throughout the world.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of April 30, 2002 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax

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11   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $341,237 for Class A, $123,882 for Class B and $149 for Class C for the six months ended April 30, 2002.

During the six months ended April 30, 2002, the Fund's transfer agency fees were reduced by $1,368 as a result of earnings credits from overnight cash balances.

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12   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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


3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended April 30, 2002
                                             Class A      Class B    Class C     Class Y

Sold                                      17,025,061    2,120,592     60,352     300,805
Issued for reinvested distributions               --           --         --          --
Redeemed                                 (41,576,472) (11,505,602)   (46,076)   (714,983)
                                         -----------  -----------    -------    --------
Net increase (decrease)                  (24,551,411)  (9,385,010)    14,276    (414,178)
                                         -----------   ----------     ------    --------


                                                      Year ended Oct. 31, 2001
                                             Class A      Class B    Class C     Class Y

Sold                                      43,145,480    8,700,659    201,854     810,172
Issued for reinvested distributions       31,260,466   14,210,406     26,506     487,070
Redeemed                                 (77,333,672) (22,197,413)   (67,868) (1,015,293)
                                         -----------  -----------    -------  ----------
Net increase (decrease)                   (2,927,726)     713,652    160,492    (281,949)
                                          ----------      -------    -------    --------

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended April 30, 2002.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $499,408,551 as of Oct. 31, 2001, that will expire in 2009 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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13   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT


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

6. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                       2002(f)      2001         2000         1999         1998

Net asset value, beginning of period                              $4.69       $ 8.74       $ 9.18        $7.80        $6.90

Income from investment operations:

Net investment income (loss)                                         --          .02         (.02)         .02          .02

Net gains (losses) (both realized and unrealized)                   .12        (2.71)         .58         1.78         1.12

Total from investment operations                                    .12        (2.69)         .56         1.80         1.14

Less distributions:

Dividends from and in excess of net investment income                --         (.02)        (.04)        (.05)        (.06)

Distributions from realized gains                                    --        (1.34)        (.96)        (.37)        (.18)

Total distributions                                                  --        (1.36)       (1.00)        (.42)        (.24)

Net asset value, end of period                                    $4.81       $ 4.69       $ 8.74        $9.18        $7.80

Ratios/supplemental data

Net assets, end of period (in millions)                            $614         $714       $1,356       $1,260         $962

Ratio of expenses to average daily net assets(c)                  1.34%(d)     1.18%        1.22%        1.25%        1.22%

Ratio of net investment income (loss)
     to average daily net assets                                 (.02%)(d)      .39%        (.21%)        .14%         .35%

Portfolio turnover rate (excluding short-term securities)           67%         218%         131%          83%          80%

Total return(e)                                                   2.56%      (34.83%)       4.74%       23.59%       17.00%


Class B

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                       2002(f)      2001         2000         1999         1998

Net asset value, beginning of period                              $4.53       $ 8.53        $9.01        $7.68        $6.79

Income from investment operations:

Net investment income (loss)                                       (.02)        (.02)        (.08)        (.05)          --

Net gains (losses) (both realized and unrealized)                   .12        (2.64)         .56         1.75         1.08

Total from investment operations                                    .10        (2.66)         .48         1.70         1.08

Less distributions:

Dividends from and in excess of net investment income                --           --           --           --         (.01)

Distributions from realized gains                                    --        (1.34)        (.96)        (.37)        (.18)

Total distributions                                                  --        (1.34)        (.96)        (.37)        (.19)

Net asset value, end of period                                    $4.63       $ 4.53        $8.53        $9.01        $7.68

Ratios/supplemental data

Net assets, end of period (in millions)                            $272         $309         $575         $464         $295

Ratio of expenses to average daily net assets(c)                  2.11%(d)     1.95%        1.98%        2.02%        1.99%

Ratio of net investment income (loss)
     to average daily net assets                                 (.79%)(d)     (.38%)       (.95%)       (.62%)       (.40%)

Portfolio turnover rate (excluding short-term securities)           67%         218%         131%          83%          80%

Total return(e)                                                   2.21%      (35.38%)       3.89%       22.66%       16.13%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                       2002(f)      2001         2000(b)

Net asset value, beginning of period                              $4.52       $ 8.54       $ 9.57

Income from investment operations:

Net investment income (loss)                                       (.02)        (.02)        (.01)

Net gains (losses) (both realized and unrealized)                   .12        (2.64)       (1.02)

Total from investment operations                                    .10        (2.66)       (1.03)

Less distributions:

Dividends from and in excess of net investment income                --         (.02)          --

Distributions from realized gains                                    --        (1.34)          --

Total distributions                                                  --        (1.36)          --

Net asset value, end of period                                    $4.62       $ 4.52       $ 8.54

Ratios/supplemental data

Net assets, end of period (in millions)                              $1           $1           $1

Ratio of expenses to average daily net assets(c)                  2.11%(d)      1.95%       1.98%(d)

Ratio of net investment income (loss)
     to average daily net assets                                 (.78%)(d)     (.42%)      (1.15%)(d)

Portfolio turnover rate (excluding short-term securities)           67%         218%         131%

Total return(e)                                                   2.21%      (35.37%)     (10.76%)

Class Y

Per share income and capital changes(a)

Fiscal period ended Oct. 31,                                       2002(f)      2001         2000         1999         1998

Net asset value, beginning of period                              $4.70       $ 8.76       $ 9.20        $7.81        $6.91

Income from investment operations:

Net investment income (loss)                                         --          .04         (.01)         .03          .02

Net gains (losses) (both realized and unrealized)                   .13        (2.73)         .58         1.78         1.13

Total from investment operations                                    .13        (2.69)         .57         1.81         1.15

Less distributions:

Dividends from and in excess of net investment income                --         (.03)        (.05)        (.05)        (.07)

Distributions from realized gains                                    --        (1.34)        (.96)        (.37)        (.18)

Total distributions                                                  --        (1.37)       (1.01)        (.42)        (.25)

Net asset value, end of period                                    $4.83       $ 4.70       $ 8.76        $9.20        $7.81

Ratios/supplemental data

Net assets, end of period (in millions)                             $10          $12          $20          $26          $23

Ratio of expenses to average daily net assets(c)                  1.16%(d)      1.01%       1.05%        1.13%        1.15%

Ratio of net investment income (loss)
     to average daily net assets                                   .15%(d)      .55%        (.06%)        .24%         .41%

Portfolio turnover rate (excluding short-term securities)           67%         218%         131%          83%          80%

Total return(e)                                                   2.77%      (34.78%)       4.86%       23.86%       17.10%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
15   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended April 30, 2002 (Unaudited).

--------------------------------------------------------------------------------
16   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities

World Growth Portfolio

April 30, 2002 (Unaudited)

Assets
Investments in securities at value, (Note 1)*
   (identified cost $940,766,895)                                                                      $907,644,826
Cash in bank on demand deposit                                                                            1,263,288
Dividends and accrued interest receivable                                                                 2,553,972
Receivable for investment securities sold                                                                 5,028,341
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                            549
                                                                                                                ---
Total assets                                                                                            916,490,976
                                                                                                        -----------

Liabilities
Payable for investment securities purchased                                                              10,441,720
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                         11,421
Payable upon return of securities loaned (Note 5)                                                         8,288,800
Accrued investment management services fee                                                                   18,946
Other accrued expenses                                                                                      125,474
                                                                                                            -------
Total liabilities                                                                                        18,886,361
                                                                                                         ----------
Net assets                                                                                             $897,604,615
                                                                                                       ============
* Including securities on loan, at value (Note 5)                                                      $  8,110,560
                                                                                                       ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT



Statement of operations

World Growth Portfolio

Six months ended April 30, 2002 (Unaudited)

Investment income

Income:
Dividends                                                                                              $  6,628,690
Interest                                                                                                    586,882
   Less foreign taxes withheld                                                                             (576,118)
                                                                                                           --------
Total income                                                                                              6,639,454
                                                                                                          ---------
Expenses (Note 2):
Investment management services fee                                                                        3,414,969
Compensation of board members                                                                                 6,325
Custodian fees                                                                                              108,572
Audit fees                                                                                                   12,250
Other                                                                                                         9,036
                                                                                                              -----
Total expenses                                                                                            3,551,152
   Earnings credits on cash balances (Note 2)                                                                (3,210)
                                                                                                             ------
Total net expenses                                                                                        3,547,942
                                                                                                          ---------
Investment income (loss) -- net                                                                           3,091,512
                                                                                                          ---------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                       (22,680,274)
   Foreign currency transactions                                                                           (647,067)
                                                                                                           --------
Net realized gain (loss) on investments                                                                 (23,327,341)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    55,451,166
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                    32,123,825
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                        $ 35,215,337
                                                                                                       ============

Statements of changes in net assets

World Growth Portfolio

                                                                                   April 30, 2002     Oct. 31, 2001
                                                                                 Six months ended        Year ended
                                                                                      (Unaudited)

Operations
Investment income (loss) -- net                                                    $    3,091,512    $   13,769,756
Net realized gain (loss) on investments                                               (23,327,341)     (496,978,172)
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies                55,451,166      (141,579,705)
                                                                                       ----------      ------------
Net increase (decrease) in net assets resulting from operations                        35,215,337      (624,788,121)
                                                                                       ----------      ------------
Proceeds from contributions                                                            23,208,311        98,919,675
Fair value of withdrawals                                                            (196,467,787)     (390,381,654)
                                                                                     ------------      ------------
Net contributions (withdrawals) from partners                                        (173,259,476)     (291,461,979)
                                                                                     ------------      ------------
Total increase (decrease) in net assets                                              (138,044,139)     (916,250,100)
Net assets at beginning of period                                                   1,035,648,754     1,951,898,854
                                                                                    -------------     -------------
Net assets at end of period                                                        $  897,604,615    $1,035,648,754
                                                                                   ==============    ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

World Growth Portfolio

(Unaudited as to April 30, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
World Growth Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide long-term capital growth by investing primarily in equity securities of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

--------------------------------------------------------------------------------
19   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
20   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.8% to 0.675% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Global Growth Fund to the Lipper Global Funds Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $415,610 for the six months ended April 30, 2002.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC.

During the six months ended April 30, 2002, the Portfolio's custodian fees were reduced by $3,210 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $632,364,928 and $718,261,165, respectively, for the six months ended April 30, 2002. For the same period, the portfolio turnover rate was 67%. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
21   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

4. FOREIGN CURRENCY CONTRACTS
As of April 30, 2002, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date    Currency to      Currency to        Unrealized    Unrealized
                be delivered      be received       appreciation  depreciation

May 1, 2002       30,077,032          234,793           $549        $    --
                Japanese Yen      U.S. Dollar

May 2, 2002        4,888,139      626,170,596             --         11,421
                 U.S. Dollar     Japanese Yen

Total                                                   $549        $11,421

5. LENDING OF PORTFOLIO SECURITIES
As of April 30, 2002, securities valued at $8,110,560 were on loan to brokers. For collateral, the Portfolio received $8,288,800 in cash. Income from securities lending amounted to $17,390 for the six months ended April 30, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
22   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

Investments in Securities

World Growth Portfolio

April 30, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.5%)(c)
Issuer                                Shares                   Value(a)

Brazil (0.5%)
Energy
Petroleo Brasileiro ADR              185,080                 $4,552,968

Canada (0.8%)
Energy (0.1%)
Suncor Energy                         33,200                  1,152,704

Insurance (0.7%)
Sun Life Financial
   Services of Canada                273,270                  5,990,457

Finland (0.5%)
Communications equipment & services
Nokia                                271,541                  4,394,552

France (3.1%)
Banks and savings & loans (0.9%)
BNP Paribas                          159,325                  8,326,928

Energy (1.5%)
TotalFinaElf                          84,464                 12,801,785

Multi-industry conglomerates (0.7%)
Vivendi Universal                    198,075                  6,316,596

Germany (2.4%)
Insurance
Allianz                               59,051                 13,888,031
Muenchener Rueckversicherungs-
   Gesellschaft                       32,551                  8,066,217
Total                                                        21,954,248

Japan (9.5%)
Automotive & related (1.4%)
Nissan Motor                         656,000                  5,047,726
Toyota Motor                         284,000                  7,741,433
Total                                                        12,789,159

Banks and savings & loans (0.6%)
Orix                                  64,200                  5,325,000

Communications equipment & services (0.7%)
NTT DoCoMo                               479                  1,212,422
NTT DoCoMo (Bonus Shares)              1,916(b)               4,879,533
Total                                                         6,091,955

Computers & office equipment (0.7%)
Canon                                160,000                  6,130,841

Electronics (0.7%)
Hitachi                              720,000                  5,332,710
Rohm                                   8,800                  1,312,461
Total                                                         6,645,171

Financial services (0.9%)
Nomura Holdings                      575,000                  8,015,966

Industrial equipment & services (0.5%)
SMC                                   36,900                  4,419,953

Media (0.8%)
Sony                                 135,800                  7,297,664

Multi-industry conglomerates (1.8%)
Mitsubishi                         1,066,000                  7,995,000
Sumitomo Chemical                  1,812,000                  7,662,897
Total                                                        15,657,897

Retail (0.5%)
Seven-Eleven                         127,000                  4,757,555

Textiles & apparel (0.9%)
Asahi Glass                        1,183,000(b)               8,393,403

Mexico (1.0%)
Financial services
Grupo Financiero BBVA
   Bancomer Cl O                   9,069,528(b)               9,006,358

Netherlands (1.4%)
Insurance
ING Groep                            468,583                 12,371,633

Portugal (0.9%)
Utilities -- telephone
Portugal Telecom                   1,101,247                  8,037,901

Singapore (0.7%)
Banks and savings & loans
United Overseas Bank                 837,000                  6,652,757

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                Shares                   Value(a)

South Korea (1.5%)
Banks and savings & loans (0.5%)
Kookmin Bank New                      97,810                 $4,451,921

Electronics (1.0%)
Samsung Electronics                   30,410                  8,976,948

Spain (2.7%)
Banks and savings & loans (0.7%)
Banco Santander
   Central Hispano                   688,228                  6,375,266

Utilities -- telephone (2.0%)
Telefonica                         1,703,683                 18,238,038

Switzerland (6.6%)
Banks and savings & loans (1.7%)
UBS                                  325,800(b)              15,705,808

Food (2.4%)
Nestle                                89,395                 21,133,439

Health care (2.5%)
Novartis                             542,879                 22,769,353

Taiwan (1.0%)
Electronics
Realtek Semiconductor                284,200(b,d)             5,328,750
United Microelectronics            2,447,000                  3,735,770
Total                                                         9,064,520

United Kingdom (9.7%)
Banks and savings & loans (0.8%)
Lloyds TSB Group                     636,934                  7,323,524

Communications equipment & services (2.7%)
GlaxoSmithKline                    1,002,071                 24,241,263

Energy (1.6%)
BP                                 1,675,556                 14,296,657

Financial services (2.4%)
HSBC Holdings                      1,823,908                 21,529,632

Media (1.3%)
British Sky Broadcasting
   Group                           1,002,780(b)              11,223,169

Utilities-- telephone (0.9%)
Vodafone Group                     4,958,459                  8,002,748

United States (55.2%)
Banks and savings & loans (5.0%)
Bank of America                      374,000                 27,107,521
U.S. Bancorp                         734,400                 17,405,280
Total                                                        44,512,801

Communications equipment & services (0.5%)
Verizon Communications               110,400                  4,428,144

Computers & office equipment (5.9%)
Cisco Systems                        813,400(b)              11,916,310
Dell Computer                        670,638(b)              17,664,605
Microsoft                            248,813(b)              13,002,967
Oracle                             1,073,000(b)              10,772,920
Total                                                        53,356,802

Electronics (2.9%)
Intel                                193,600                  5,538,896
Texas Instruments                    649,200                 20,079,757
Total                                                        25,618,653

Energy (3.8%)
ChevronTexaco                        143,000                 12,399,530
Conoco                               296,300                  8,311,215
Exxon Mobil                          340,800                 13,689,936
Total                                                        34,400,681

Energy equipment & services (1.1%)
Baker Hughes                         254,700                  9,597,096

Financial services (3.0%)
Citigroup                            402,333                 17,421,018
Morgan Stanley,
   Dean Witter & Co                  200,900                  9,586,948
Total                                                        27,007,966

Food (1.6%)
Sysco                                490,700                 14,235,207

Health care (12.7%)
Abbott Laboratories                  465,600                 25,119,120
Amgen                                210,600(b)              11,136,528
Medtronic                            254,600                 11,378,074
Pfizer                               840,990                 30,569,986
Pharmacia                            566,600                 23,360,918
Wyeth                                217,314                 12,386,898
Total                                                       113,951,524

Household products (2.2%)
Procter & Gamble                     218,500                 19,721,810

Industrial equipment & services (1.8%)
Illinois Tool Works                  221,300                 15,955,730

Insurance (3.2%)
American Intl Group                  270,297                 18,682,929
Travelers Property Casualty Cl A     528,800(b)               9,830,392
Total                                                        28,513,321

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

Issuer                                Shares                   Value(a)

United States (cont.)
Leisure time & entertainment (0.9%)
AOL Time Warner                      432,700(b)              $8,229,954

Multi-industry conglomerates (7.4%)
General Electric                     591,600                 18,664,980
Honeywell Intl                       302,800                 11,106,704
S&P Depositary Receipts              337,350                 36,433,800
Total                                                        66,205,484

Retail (3.2%)
Target                               365,000                 15,932,250
Wal-Mart Stores                      231,200                 12,914,832
Total                                                        28,847,082

Total common stocks
(Cost: $908,119,954)                                       $874,997,992

Short-term securities (3.6%)
Issuer               Annualized                Amount          Value(a)
   yield on date     payable at
   of purchase         maturity

U.S. government agencies (3.5%)
Federal Home Loan Bank Disc Nts
   05-15-02               1.77%              $500,000          $499,649
   05-17-02               1.68              5,000,000         4,996,034
   05-29-02               1.80              7,000,000         6,990,618
Federal Home Loan Mtge Corp Disc Nts
   05-14-02               1.79                200,000           199,861
   05-21-02               1.78                800,000           799,169
   06-04-02               1.73              4,500,000         4,492,431
   06-20-02               1.69              4,900,000         4,888,269
   06-20-02               1.71              5,000,000         4,988,559
Federal Natl Mtge Assn Disc Nts
   05-21-02               1.67              1,600,000         1,598,441
   06-12-02               1.66              2,300,000         2,295,440
Total                                                        31,748,471

Commercial paper (0.1%)
Gannett
   06-06-02               1.77                900,000(e)        898,363

Total short-term securities
(Cost: $32,646,941)                                         $32,646,834

Total investments in securities
(Cost: $940,766,895)(f)                                    $907,644,826

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)    Non-income producing.

(c)    Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At April 30, 2002, the cost of securities for federal income tax purposes was approximately $940,767,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                 $ 40,288,000
       Unrealized depreciation                                  (73,410,000)
                                                                -----------
       Net unrealized depreciation                             $(33,122,000)
                                                               ------------

--------------------------------------------------------------------------------
26   AXP GLOBAL GROWTH FUND -- SEMIANNUAL REPORT

AXP Global Growth Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A:  IGLGX       Class B:  IDGBX
Class C:  N/A         Class Y:  IDGYX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                          S-6451 N (6/02)